Investment and Mortgage-Backed Securities, Held to Maturity	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Held to Maturity
Investment and Mortgage-Backed Securities, Held to Maturity

On June 30, 2013, the Company transferred all of its investment and mortgage-backed securities classified as held to maturity to available for sale. Based on changes in the current rate environment, management elected this change in an effort to more effectively manage the investment portfolio, including subsequently selling some securities that were formerly classified as held to maturity. The amortized cost of the securities that were transferred totaled $72.0 million and the net unrealized gain related to these securities totaled $1.4 million on the date of the transfer. As a result of the transfer and subsequent sales, the Company believes its held to maturity classification process has been compromised and careful evaluation and analysis will be required going forward in determining when circumstances are suitable for management to assert with a great degree of credibility that it has the intent and ability to hold investment and mortgage-backed securities to maturity.